Exceptional items	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Exceptional items	Exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)		For the financial year ended March 31
Exceptional items	Notes	2022	2021	2020
Business restructuring expenses		(1,980)	(10,340)	(2,180)
Corporate restructuring expenses		(3,820)	(256,266)	(10,303)
Monitoring fee (including Directors fee)		(160)	(218)	(709)
Impairment		(2,846)	(3,866)	(1,023)
Net sales of assets (loss)		(23)	(294)	(91)
Share based payments	25	(5,108)	(1,239)	(3,288)
Change in fair value of warrants	41	18,928	(10,856)	—
Other exceptional items	36	8,933	(2,066)	1,636
Total		13,924	(285,145)	(15,958)
Business restructuring expenses
In the current financial year business restructuring expenses correspond to expenses related to workforce reduction in several jurisdictions as a result of COVID-19.
For the financial year ended March 31, 2021 and 2020 business restructuring expenses correspond to expenses related to replacement of management positions, changing of facilities and discontinued operations.
Corporate restructuring expenses
In the current financial year, corporate restructuring expenses correspond mainly to charges incurred associated with the acquisition of Yocuda and ZigZag.
For the financial year ended March 31, 2021 and 2020 corporate restructuring expenses correspond to charges incurred associated with the capital reorganization and subsequent merger with FPAC and to legal, consultancy and advisory expenses.
Impairment
Impairment expenses relate primarily to impairment of capitalized software and other non-current financial assets, as described in Note 17; additionally for the financial year ended March 31, 2021 part of the impairment was a result of the abolition of the tax free scheme in UK.
Management tracks the tax effects of these exceptional items, alongside exceptional tax items that are further disclosed in Note 12.